Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Dec. 31, 2023	Jun. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized	[1]	4,400,000	4,400,000
Ordinary shares, shares issued	[1]	1,862,733	1,828,692
Ordinary shares, shares outstanding	[1]	1,862,733	1,828,692
Class B Ordinary Shares
Ordinary shares, shares authorized	[1]	600,000	600,000
Ordinary shares, shares issued	[1]	576,308	576,308
Ordinary shares, shares outstanding	[1]	576,308	576,308
Class C Ordinary Shares
Ordinary shares, shares authorized	[1]	1,000,000	1,000,000
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.